Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated income statement
Revenue		£ 11,233	£ 11,302	£ 10,858
Cost of sales		(4,409)	(4,555)	(4,281)
Gross profit		6,824	6,747	6,577
Selling, general and administration		(4,452)	(4,413)	(4,483)
Research and development		(298)	(311)	(300)
Other operating income/(expense)		132	(27)	31
Operating profit		2,206	1,996	1,825
Finance income		82	34	51
Finance expense		(384)	(402)	(258)
Net finance costs		(302)	(368)	(207)
Net monetary gain arising from hyperinflationary economies	[1]	6
Profit before tax		1,910	1,628	1,618
Income tax		(435)	(517)	(499)
Profit after tax for the period		1,475	1,111	1,119
Profit attributable to shareholders of the Group		1,442	1,049	1,060
Profit attributable to non-controlling interests		£ 33	£ 62	£ 59
Basic earnings per share (pence)		£ 0.158	£ 0.114	£ 0.115
Diluted earnings per share (pence)		£ 0.157	£ 0.113	£ 0.115

[1]	IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied effective 1 January 2024.